Short-Term Investments (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Short-Term Investments [Line Items]
Short-term investments amount	$ (3,094,084)	$ 166,931
Change in fair value of short-term investment	$ (7,617,502)